Other Current Assets (Details) - Schedule of Other Current Assets - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Other Current Assets [Abstract]
Balances with government authorities	$ 503,171	$ 507,696
Advance to suppliers	1,063,201	295,601
Advance to staff	3,380	2,972
TDS receivables	368,575	297,764
Advance payment of interest on loans		194,445
Advance payment of commission on loans		140,000
Other receivables – balance with director		214,458
Total	$ 1,938,327	$ 1,652,936